UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 97.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 1.1%
Northrop Grumman Corp., 2.93%, 1/15/25	$125	$119,091

		$119,091

Agriculture — 1.6%
Reynolds American, Inc., 4.45%, 6/12/25	$164	$166,142

		$166,142

Auto Manufacturers — 5.1%
American Honda Finance Corp., 1.65%, 7/12/21	$180	$172,871
General Motors Co., 4.20%, 10/1/27	108	104,495
General Motors Financial Co., Inc., 3.10%, 1/15/19	65	65,110
Toyota Motor Credit Corp., 2.15%, 3/12/20	205	202,496

		$544,972

Banks — 10.1%
Bank of America Corp., 4.45%, 3/3/26	$168	$169,692
Capital One Financial Corp., 3.45%, 4/30/21	110	110,081
Citigroup, Inc., 2.70%, 10/27/22	110	106,194
Credit Suisse AG, 5.40%, 1/14/20	100	103,491
HSBC USA, Inc., 2.375%, 11/13/19	200	199,085
JPMorgan Chase & Co., 3.509% to 1/23/28, 1/23/29(1)	110	104,732
Morgan Stanley, 3.125%, 1/23/23	110	107,638
Royal Bank of Canada, 4.65%, 1/27/26	161	164,872

		$1,065,785

Beverages — 3.8%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 1/12/24	$110	$109,889
Constellation Brands, Inc., 2.70%, 5/9/22	190	185,010
Dr Pepper Snapple Group, Inc., 2.55%, 9/15/26	120	104,993

		$399,892

Biotechnology — 1.0%
Celgene Corp., 2.25%, 8/15/21	$110	$106,376

		$106,376

Building Materials — 0.5%
Owens Corning, 3.40%, 8/15/26	$56	$52,379

		$52,379

Chemicals — 2.0%
Mosaic Co. (The), 3.25%, 11/15/22	$110	$107,378
Sherwin-Williams Co. (The), 3.125%, 6/1/24	110	105,961

		$213,339

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 2.6%
Block Financial, LLC, 4.125%, 10/1/20	$100	$101,328
Ecolab, Inc., 2.70%, 11/1/26	182	169,583

		$270,911

Diversified Financial Services — 7.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, 5/15/19	$150	$151,089
Air Lease Corp., 2.50%, 3/1/21	110	107,675
Ally Financial, Inc., 4.125%, 3/30/20	122	122,764
American Express Co., 3.00%, 10/30/24	110	106,065
BrightSphere Investment Group PLC, 4.80%, 7/27/26	100	99,070
Brookfield Finance, Inc., 3.90%, 1/25/28	110	105,016
Discover Financial Services, 3.85%, 11/21/22	100	99,747
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(2)	45	45,451

		$836,877

Electric — 4.1%
AES Gener S.A., 5.25%, 8/15/21(2)	$49	$50,657
Dominion Energy, Inc., 1.90%, 6/15/18	190	189,971
Georgia Power Co., 1.95%, 12/1/18	200	199,322

		$439,950

Electronics — 0.5%
Jabil, Inc., 3.95%, 1/12/28	$55	$52,599

		$52,599

Entertainment — 1.0%
GLP Capital, L.P./GLP Financing II, Inc., 5.25%, 6/1/25	$110	$110,550

		$110,550

Foods — 1.0%
Smithfield Foods, Inc., 2.65%, 10/3/21(2)	$110	$105,231

		$105,231

Gas — 0.9%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$99,500

		$99,500

Health Care – Products — 2.7%
Abbott Laboratories, 3.40%, 11/30/23	$120	$119,040
Becton Dickinson and Co., 3.734%, 12/15/24	172	168,861

		$287,901

Health Care – Services — 2.0%
Anthem, Inc., 2.50%, 11/21/20	$120	$118,259
MEDNAX, Inc., 5.25%, 12/1/23(2)	100	98,750

		$217,009

Home Builders — 1.9%
Lennar Corp., 4.75%, 4/1/21	$105	$106,412
Toll Brothers Finance Corp., 4.35%, 2/15/28	110	99,660

		$206,072

Household Products — 0.9%
Church & Dwight Co., Inc., 3.15%, 8/1/27	$100	$93,139

		$93,139

Security	Principal Amount (000’s omitted)	Value
Insurance — 4.0%
Athene Holding, Ltd., 4.125%, 1/12/28	$113	$106,685
Lincoln National Corp., 4.00%, 9/1/23	110	111,730
Principal Life Global Funding II, 3.00%, 4/18/26(2)	110	103,651
XLIT, Ltd., 2.30%, 12/15/18	100	99,782

		$421,848

Internet — 1.4%
Symantec Corp., 5.00%, 4/15/25(2)	$150	$145,374

		$145,374

Iron & Steel — 1.6%
Nucor Corp., 4.00%, 8/1/23	$163	$167,506

		$167,506

Machinery – Construction & Mining — 1.1%
Caterpillar Financial Services Corp., 2.00%, 11/29/19	$115	$113,838

		$113,838

Media — 2.2%
Comcast Corp., 3.00%, 2/1/24	$120	$115,739
Time Warner, Inc., 3.80%, 2/15/27	120	116,164

		$231,903

Mining — 0.9%
Glencore Funding, LLC, 4.125%, 5/30/23(2)	$100	$100,031

		$100,031

Miscellaneous Manufacturing — 1.1%
Hexcel Corp., 4.70%, 8/15/25	$110	$113,908

		$113,908

Oil & Gas — 4.3%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$86	$83,615
BP Capital Markets PLC, 3.506%, 3/17/25	64	63,758
Concho Resources, Inc., 3.75%, 10/1/27	100	96,833
Encana Corp., 6.50%, 5/15/19	100	103,029
Patterson-UTI Energy, Inc., 3.95%, 2/1/28(2)	110	105,503

		$452,738

Pharmaceuticals — 4.4%
AstraZeneca PLC, 2.375%, 11/16/20	$190	$186,847
CVS Health Corp., 2.25%, 8/12/19	100	99,327
CVS Health Corp., 4.30%, 3/25/28	81	80,547
Mylan N.V., 3.95%, 6/15/26	100	95,502

		$462,223

Pipelines — 4.9%
Energy Transfer Partners, L.P., 6.70%, 7/1/18	$100	$100,287
Energy Transfer Partners, L.P./Regency Energy Finance Corp., 5.00%, 10/1/22	100	103,680
Kinder Morgan, Inc., 3.15%, 1/15/23	100	97,081
Plains All American Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	106	106,290
Western Gas Partners, L.P., 4.50%, 3/1/28	110	109,365

		$516,703

Real Estate Investment Trusts (REITs) — 6.5%
Boston Properties, L.P., 3.85%, 2/1/23	$177	$178,754
CBL & Associates, L.P., 4.60%, 10/15/24	100	81,107

Security	Principal Amount (000’s omitted)	Value
Crown Castle International Corp., 3.20%, 9/1/24	$100	$95,487
DDR Corp., 4.625%, 7/15/22	150	154,889
EPR Properties, 4.50%, 6/1/27	100	95,831
Simon Property Group, L.P., 2.20%, 2/1/19	85	84,766

		$690,834

Retail — 6.1%
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(2)	$100	$94,685
Dollar Tree, Inc., 3.70%, 5/15/23	110	109,728
L Brands, Inc., 7.00%, 5/1/20	100	106,250
Tapestry, Inc., 4.125%, 7/15/27	190	183,869
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	150	149,965

		$644,497

Semiconductors — 1.2%
Microchip Technology, Inc., 3.922%, 6/1/21(2)	$25	$25,144
QUALCOMM, Inc., 3.00%, 5/20/22	100	98,470

		$123,614

Software — 2.7%
CA, Inc., 4.70%, 3/15/27	$100	$101,510
Electronic Arts, Inc., 3.70%, 3/1/21	100	101,606
Fidelity National Information Services, Inc., 3.625%, 10/15/20	84	84,920

		$288,036

Telecommunications — 3.2%
AT&T, Inc., 2.625%, 12/1/22	$178	$170,586
Verizon Communications, Inc., 4.125%, 3/16/27	170	170,386

		$340,972

Transportation — 1.6%
A.P. Moller - Maersk A/S, 3.75%, 9/22/24(2)	$100	$97,407
Kirby Corp., 4.20%, 3/1/28	77	76,169

		$173,576

Total Corporate Bonds & Notes (identified cost $10,652,589)		$10,375,316

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(3)	206,389	$206,410

Total Short-Term Investments (identified cost $206,389)		$206,410

Total Investments — 99.8% (identified cost $10,858,978)		$10,581,726

Other Assets, Less Liabilities — 0.2%		$18,979

Net Assets — 100.0%		$10,600,705

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $971,884 or 9.2% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2018 was $3,272.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	85.5%	$9,059,836
Canada	4.4	467,602
United Kingdom	3.3	349,675
Ireland	1.4	151,089
Bermuda	1.0	106,685
Switzerland	1.0	103,491
Cayman Islands	0.9	99,782
Denmark	0.9	97,407
Netherlands	0.9	95,502
Chile	0.5	50,657

Total Investments	99.8%	$10,581,726

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$10,375,316	$—	$10,375,316
Short-Term Investments	—	206,410	—	206,410
Total Investments	$—	$10,581,726	$—	$10,581,726

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018